Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2022
Convertible Notes
Schedule of components of the convertible notes

Convertible Notes
Balance, December 31, 2020	$9,562,293
Conversions	(10,263,119)
Accretion and interest expense	362,545
Interest payments	(7,190)
Foreign exchange adjustments	345,471
Balance, December 31, 2021 and December 31, 2022	$—

Schedule of components of the derivatives

Convertible Note
Derivative
Balance, December 31, 2020	$26,060,446
Conversions	(20,920,535)
Fair value adjustment	(5,710,557)
Foreign exchange adjustments	570,646
Balance, December 31, 2021 and 2022	$—